Quarterly Holdings Report
for
Fidelity Freedom® 2020 Fund
December 31, 2022
F20-NPRT3-0323
1.811330.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $26,397,568)	26,520,000	26,405,009

Domestic Equity Funds - 24.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	16,538,474	144,380,876
Fidelity Series Blue Chip Growth Fund (c)	38,779,763	387,022,037
Fidelity Series Commodity Strategy Fund (c)	1,212,628	127,738,232
Fidelity Series Growth Company Fund (c)	51,706,565	711,999,397
Fidelity Series Intrinsic Opportunities Fund (c)	18,831,076	216,933,996
Fidelity Series Large Cap Stock Fund (c)	42,087,295	695,702,989
Fidelity Series Large Cap Value Index Fund (c)	15,767,678	217,436,283
Fidelity Series Opportunistic Insights Fund (c)	30,105,775	430,813,637
Fidelity Series Small Cap Discovery Fund (c)	6,825,953	67,508,677
Fidelity Series Small Cap Opportunities Fund (c)	19,016,186	221,918,889
Fidelity Series Stock Selector Large Cap Value Fund (c)	40,795,509	485,466,562
Fidelity Series Value Discovery Fund (c)	27,377,063	404,085,450
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,537,634,049)		4,111,007,025

International Equity Funds - 24.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	21,590,526	283,483,604
Fidelity Series Emerging Markets Fund (c)	20,371,104	157,672,346
Fidelity Series Emerging Markets Opportunities Fund (c)	90,885,574	1,419,632,671
Fidelity Series International Growth Fund (c)	50,212,702	716,033,127
Fidelity Series International Small Cap Fund (c)	13,256,919	196,732,675
Fidelity Series International Value Fund (c)	71,305,508	715,194,248
Fidelity Series Overseas Fund (c)	65,910,221	715,785,000
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,670,594,025)		4,204,533,671

Bond Funds - 48.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	40,870,162	379,275,103
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	182,322,754	1,403,885,204
Fidelity Series Emerging Markets Debt Fund (c)	12,156,259	89,226,940
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,390,259	29,461,351
Fidelity Series Floating Rate High Income Fund (c)	1,899,262	16,675,520
Fidelity Series High Income Fund (c)	11,105,209	89,507,985
Fidelity Series International Credit Fund (c)	2,301,224	17,719,422
Fidelity Series International Developed Markets Bond Index Fund (c)	76,991,637	647,499,667
Fidelity Series Investment Grade Bond Fund (c)	477,404,830	4,702,437,577
Fidelity Series Long-Term Treasury Bond Index Fund (c)	128,311,027	751,902,619
Fidelity Series Real Estate Income Fund (c)	3,639,284	34,354,844
TOTAL BOND FUNDS (Cost $9,605,177,712)		8,161,946,232

Short-Term Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	30,393,057	30,399,136
Fidelity Series Government Money Market Fund 4.35% (c)(e)	326,797,195	326,797,195
Fidelity Series Short-Term Credit Fund (c)	4,018,977	38,381,230
TOTAL SHORT-TERM FUNDS (Cost $397,131,418)		395,577,561

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,236,934,772)	16,899,469,498
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,495,079
NET ASSETS - 100.0%	16,900,964,577

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,345	Mar 2023	263,336,172	(709,819)	(709,819)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	394	Mar 2023	42,524,297	(316,930)	(316,930)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	757	Mar 2023	101,674,563	217,362	217,362

TOTAL PURCHASED					(809,387)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	714	Mar 2023	137,837,700	3,849,859	3,849,859
MSCI EAFE Index Future (United States)	913	Mar 2023	88,990,110	1,434,146	1,434,146
MSCI Emerging Markets Index Future (United States)	1,148	Mar 2023	55,069,560	519,661	519,661

TOTAL SOLD					5,803,666

TOTAL FUTURES CONTRACTS					4,994,279
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $26,405,009.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	15,447,040	223,034,780	208,082,684	358,526	379	(379)	30,399,136	0.1%
Total	15,447,040	223,034,780	208,082,684	358,526	379	(379)	30,399,136

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	243,378,266	244,861,376	80,715,874	18,848,356	(535,709)	(27,712,956)	379,275,103
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,520,224,548	495,413,509	282,251,870	89,462,605	(28,636,425)	(300,864,558)	1,403,885,204
Fidelity Series All-Sector Equity Fund	212,784,609	10,730,822	41,319,968	7,751,500	(4,503,003)	(33,311,584)	144,380,876
Fidelity Series Blue Chip Growth Fund	349,393,472	240,939,358	81,814,397	13,273,127	(11,712,403)	(109,783,993)	387,022,037
Fidelity Series Canada Fund	410,925,140	21,513,597	88,752,102	9,101,379	13,353,457	(73,556,488)	283,483,604
Fidelity Series Commodity Strategy Fund	326,346,227	164,092,029	194,544,043	147,974,139	(37,725,868)	(130,430,113)	127,738,232
Fidelity Series Emerging Markets Debt Fund	112,454,792	4,848,241	15,769,958	4,119,428	(4,712,685)	(7,593,450)	89,226,940
Fidelity Series Emerging Markets Debt Local Currency Fund	36,954,064	325,848	6,270,135	-	(1,243,645)	(304,781)	29,461,351
Fidelity Series Emerging Markets Fund	207,713,565	21,398,502	38,050,567	4,046,466	(3,165,168)	(30,223,986)	157,672,346
Fidelity Series Emerging Markets Opportunities Fund	1,871,499,618	188,042,124	365,329,553	34,601,048	(55,438,020)	(219,141,498)	1,419,632,671
Fidelity Series Floating Rate High Income Fund	22,285,625	884,342	5,563,312	883,271	(615,883)	(315,252)	16,675,520
Fidelity Series Government Money Market Fund 4.35%	448,766,444	211,129,477	333,098,726	3,782,513	-	-	326,797,195
Fidelity Series Growth Company Fund	870,783,396	232,527,904	175,319,876	4,129,305	(27,589,131)	(188,402,896)	711,999,397
Fidelity Series High Income Fund	133,191,371	4,905,313	34,792,323	4,899,141	(3,617,931)	(10,178,445)	89,507,985
Fidelity Series Inflation-Protected Bond Index Fund	240,085,881	2,070,161	236,995,396	2,051,034	5,571,878	(10,732,524)	-
Fidelity Series International Credit Fund	20,287,275	1,009,145	128,350	1,009,145	2,629	(3,451,277)	17,719,422
Fidelity Series International Developed Markets Bond Index Fund	673,916,940	161,515,710	116,192,224	5,146,977	(11,153,847)	(60,586,912)	647,499,667
Fidelity Series International Growth Fund	938,022,383	93,941,309	187,613,525	24,850,099	(18,764,774)	(109,552,266)	716,033,127
Fidelity Series International Small Cap Fund	259,047,128	14,193,599	32,924,761	12,020,924	(2,370,465)	(41,212,826)	196,732,675
Fidelity Series International Value Fund	949,103,204	78,846,806	228,724,348	24,337,595	15,515,683	(99,547,097)	715,194,248
Fidelity Series Intrinsic Opportunities Fund	824,875,443	143,800,952	570,680,360	143,673,791	178,079,265	(359,141,304)	216,933,996
Fidelity Series Investment Grade Bond Fund	6,150,485,142	499,827,429	1,388,592,989	123,532,289	(137,391,516)	(421,890,489)	4,702,437,577
Fidelity Series Large Cap Stock Fund	774,403,850	201,159,396	178,588,030	46,230,360	2,009,391	(103,281,618)	695,702,989
Fidelity Series Large Cap Value Index Fund	291,496,998	14,297,254	59,842,873	7,933,437	14,963,603	(43,478,699)	217,436,283
Fidelity Series Long-Term Treasury Bond Index Fund	948,599,599	161,454,313	140,628,653	16,606,544	(16,010,731)	(201,511,909)	751,902,619
Fidelity Series Opportunistic Insights Fund	446,183,157	171,120,088	85,550,666	20,465,028	(12,392,861)	(88,546,081)	430,813,637
Fidelity Series Overseas Fund	944,892,935	81,037,965	178,355,920	13,087,161	(7,860,125)	(123,929,855)	715,785,000
Fidelity Series Real Estate Income Fund	80,981,409	4,422,963	40,288,107	4,417,492	939,725	(11,701,146)	34,354,844
Fidelity Series Short-Term Credit Fund	112,438,631	3,080,079	75,775,567	679,075	(2,235,854)	873,941	38,381,230
Fidelity Series Small Cap Discovery Fund	96,063,424	15,684,170	20,102,100	14,059,851	945,930	(25,082,747)	67,508,677
Fidelity Series Small Cap Opportunities Fund	315,172,162	17,534,395	67,840,206	12,045,071	(4,090,364)	(38,857,098)	221,918,889
Fidelity Series Stock Selector Large Cap Value Fund	652,335,617	56,452,005	151,003,314	34,721,766	22,003,415	(94,321,161)	485,466,562
Fidelity Series Value Discovery Fund	496,259,993	59,734,356	114,946,960	20,959,668	31,103,104	(68,065,043)	404,085,450
	21,981,352,308	3,622,794,537	5,618,367,053	870,699,585	(107,278,328)	(3,035,836,111)	16,842,665,353

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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